Fair Value Measurements - Schedule of fair value assets measured on recurring basis (Detail) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 1 [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Fair Value	$ 204,481,237	$ 203,107,342
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	204,470,686	203,090,272
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in Trust Account	$ 10,551	$ 17,070